Balance and Remaining Maturities of Time Deposits and Certificates of Deposit Issued by Domestic and Foreign Offices (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Deposits From Banking Clients [Line Items]
Total	¥ 57,073,974
Bank Time Deposits Liabilities Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	11,931,261
Due after one year through two years	17,751
Due after two years through three years	2,482
Due after three years through four years	3,724
Due after four years through five years	48
Due after five years	313
Total	11,955,579
Certificates Of Deposit Liabilities Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	6,633,898
Due after one year through two years	40,398
Due after two years through three years	9,020
Total	6,683,316
Bank Time Deposits Liabilities Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	25,185,878
Due after one year through two years	1,937,237
Due after two years through three years	1,344,793
Due after three years through four years	393,411
Due after four years through five years	422,252
Due after five years	139,918
Total	29,423,489
Certificates Of Deposit Liabilities Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	9,008,040
Due after one year through two years	3,550
Total	9,011,590
Time deposits
Deposits From Banking Clients [Line Items]
Total	41,379,068
Certificates of deposit
Deposits From Banking Clients [Line Items]
Total	15,694,906
Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	18,565,159
Due after one year through two years	58,149
Due after two years through three years	11,502
Due after three years through four years	3,724
Due after four years through five years	48
Due after five years	313
Total	18,638,895
Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	34,193,918
Due after one year through two years	1,940,787
Due after two years through three years	1,344,793
Due after three years through four years	393,411
Due after four years through five years	422,252
Due after five years	139,918
Total	¥ 38,435,079